RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Investments in debt securities at FVOCI (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	37,493,866	28,966,356
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	38,900,001	30,488,831
Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	418,255
Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	418,255
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	37,493,866	28,966,356
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	20,692,824	19,264,465
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	16,382,787	9,701,891
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	37,493,866	28,949,052
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	20,692,824	19,264,465
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	16,382,787	9,684,587
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets		17,304
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets		17,304
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	17,412,750	16,266,158
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	11,391,676	6,244,363
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	17,412,750	16,266,158
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	11,391,676	6,227,407
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets		16,956
Other Public Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	132,804	461,072
Other Public Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	690,109
Other Public Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	132,804	461,072
Other Public Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	690,109
Central Banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	251,370	196,524
Central Banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	1,606,349	1,666,398
Central Banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	251,370	196,524
Central Banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	1,606,349	1,666,050
Central Banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets		348
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	382,041	529,443
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	545,247	478,079
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	414,249
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	382,041	529,443
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	545,247	478,079
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	414,249
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	2,076,597	1,618,569
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	2,124,321	1,293,864
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	4,006
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	2,076,597	1,618,569
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	2,124,321	1,293,864
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	4,006
Multilaterals | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	437,262	192,699
Multilaterals | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	25,085	19,187
Multilaterals | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	437,262	192,699
Multilaterals | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	$ 25,085	$ 19,187